Stock Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock Compensation Plans [Abstract]
Stock Compensation Plans

Note 9: Stock Compensation Plans

The Company recognizes stock-based compensation expense related to stock options and non-vested restricted stock awards and units that were granted prior to plan modifications made in May 2010. Due to the nature of call rights associated with options and restricted stock awards and units granted subsequent to the plan modifications in 2010, the Company will recognize expense related to such awards only upon certain liquidity or employment termination events.

Total stock-based compensation expense recognized in the "Selling, general and administrative" line item of the Consolidated Statements of Operations was as follows:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2011	2010	2011	2010
Total stock-based compensation expense (pretax)	$4.4	$4.4	$13.3	$10.9

The amount of stock-based compensation expense recognized in the nine months ended September 30, 2011 as compared to the same period in 2010 was higher due to a forfeiture rate adjustment made during the nine months ended September 30, 2010.

Stock Options

During the nine months ended September 30, 2011 time-based and performance-based options were granted under the stock plan. The time-based options granted vest equally over a three to five year period and performance-based options vest based upon the Company achieving certain EBITDA targets.

As of September 30, 2011 there was approximately $105 million of total unrecognized compensation expense, net of estimated forfeitures, related to non-vested stock options. Approximately $19 million will be recognized over a weighted-average period of approximately 2.3 years while approximately $86 million will only be recognized upon the occurrence of certain liquidity or employment termination events.

The fair value of Holdings stock options granted for the nine months ended September 30, 2011 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

Nine months ended September 30, 2011
Risk-free interest rate	2.89%
Dividend yield	—
Volatility	54.72%
Expected term (in years)	7
Fair value of stock	$3.00
Fair value of options	$1.73

A summary of Holdings stock option activity for the nine months ended September 30, 2011 is as follows:

(options in millions)	Options	Weighted-Average Exercise Price
Outstanding at January 1, 2011	70.0	$3
Granted	6.5	$3
Cancelled / Forfeited	(3.4)	$3

Outstanding at September 30, 2011	73.1	$3

Restricted Stock Awards and Restricted Stock Units

Restricted stock awards were granted under the stock plan during the nine months ended September 30, 2011. As of September 30, 2011 there was approximately $32 million of total unrecognized compensation expense, net of estimated forfeitures, related to restricted stock. Approximately $1 million will be recognized over a weighted-average period of approximately 1.8 years while approximately $31 million will only be recognized upon the occurrence of certain liquidity or employment termination events.

A summary of Holdings restricted stock award and restricted stock unit activity for the nine months ended September 30, 2011 is as follows:

(awards/units in millions)	Awards/Units	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2011	8.4	$3
Granted	3.0	$3
Cancelled / Forfeited	(0.5)	$3

Non-vested at September 30, 2011	10.9	$3

Note 13: Stock Compensation Plans

The Company's parent, Holdings, has a stock incentive plan for certain management employees of FDC and its affiliates ("stock plan"). The stock plan provides the opportunity for certain management employees to purchase shares in Holdings and then receive a number of options or restricted stock based on a multiple of their investment in such shares. The plan also allows for the Company to award shares and options to management employees. The participants of the stock plan enter into a management stockholders' agreement. Principal terms of the management stockholders' agreement include restrictions on transfers, lock ups, right of first refusal, registration rights, and a confidentiality, non-solicitation and non-compete covenant. The expense associated with this plan is recorded by FDC. The number of shares authorized under the stock plan is 119.5 million, 83 million of which are authorized for options.

The participants of the stock plan have the right to require Holdings to repurchase the shares and options upon the employee's termination due to death or disability. The put rights expire one year after the termination event or upon a change in control. The repurchase price for the shares is their fair market value at the time of repurchase. The repurchase price for the options is their intrinsic value at the time of repurchase.

Total stock-based compensation expense recognized in the "Selling, general and administrative" line item of the Consolidated Statements of Operations resulting from stock options, non-vested restricted stock awards and non-vested restricted stock units was as follows:

Year ended December 31,	Amount
2010	$17.1
2009	19.2
2008	16.6

On July 1, 2008, FDC and Holdings purchased the remaining 18.2% and 13.6% of the outstanding equity of Money Network, respectively, not already owned by the Company. The consideration paid by Holdings consisted of 6 million shares of its common stock paid to employees continuing with the Company. During the years ended December 31, 2010, 2009 and 2008, FDC recognized $3.2 million, $1.9 million and $2.4 million, respectively, of stock compensation expense (included in total stock-based compensation expense noted above) due to certain repurchase features associated with the Holdings shares so issued. FDC subsequently purchased Holdings' interest in Money Network for an amount equivalent to the value of the shares issued by Holdings as purchase consideration (excess of value of shares issued by Holdings over the stock compensation expense to be recognized).

In 2008, the Board of Directors approved a deferred compensation plan for non-employee directors that allows each of these directors to defer their annual compensation. The plan is unfunded. For purposes of determining the investment return on the deferred compensation, each director's account will be treated as if credited with a number of shares of Holdings stock determined by dividing the deferred amount by the first fair value of the stock approved during the year. The account balance will be paid in cash upon termination of Board service, certain liquidity events or other certain events at the fair value of the stock at the time of settlement. Due to the cash settlement provisions, the account balances were recorded as a liability and are adjusted to fair value quarterly. As of December 31, 2010, the balance of this liability was $0.4 million.

Stock Options

During the years ended December 31, 2010, 2009 and 2008, time options and performance options were granted under the stock plan. The time options and performance options have a contractual term of 10 years. Time options vest equally over a three to five year period from the date of issuance and performance options vest based upon the Company achieving certain EBITDA targets. The options also have certain accelerated vesting provisions upon a change in control, a qualified public offering, or certain termination events.

In May 2010, the Company modified the terms of time based options and performance based options outstanding under the stock plan. The modifications only affected active employees as of the modification date. The exercise price on previously granted time based options was reduced from $5 to $3. The Company is continuing to recognize expense on these options based on the original grant date fair value amortized over the remaining original vesting schedule. Due to the nature of the call rights associated with the time based options, subsequent to the modification, which expire 180 days after certain employment termination events or the latter of September 24, 2012 or a qualified public offering, the incremental stock option fair value from the change in exercise price will only be recognized upon such events. Prior to the modifications, the call rights expired 180 days after certain employment termination events or the earlier of September 24, 2012 or a change in control. In addition, outstanding performance based options were cancelled and reissued. The reissued performance based options have an exercise price of $3 and a tiered vesting schedule that provides for vesting of 25%, 75% or 100% of the options if the Company achieves certain EBITDA targets in any fiscal year between January 1, 2010 and December 31, 2013. The performance based options have call rights similar to the time based options described above. Due to the call rights, the Company will only recognize expense on the performance based options upon a qualified public offering or certain employment termination events. In conjunction with the above noted modifications, stock plan participants also received a cash bonus payment in the second quarter of 2010 totaling $7.8 million.

As of December 31, 2010 there was approximately $110 million of total unrecognized compensation expense, net of estimated forfeitures, related to non-vested stock options. Approximately $31 million will be recognized over a weighted-average period of approximately 2.9 years while approximately $79 million will only be recognized upon a qualified public offering or certain termination events.

During 2010, 2009, and 2008, Holdings paid $21.9 million, $4.5 million, and $3.8 million, respectively, to repurchase shares from employees that terminated employment with the Company.

The fair value of Holdings stock options granted for the years ended December 31, 2010, 2009 and 2008 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions (excluding the effect of stock plan modifications):

	Year ended December 31,
	2010	2009	2008
Risk-free interest rate	3.03%	3.21%	3.39%
Dividend yield	—	—	—
Volatility	51.40%	53.58%	55.53%
Expected term (in years)	7	7	7
Fair value of stock	$3	$3	$5
Fair value of options	$2	$2	$3

Risk-free interest rate—The risk-free rate for stock options granted during the period was determined by using a zero-coupon U.S. Treasury rate for the periods that coincided with the expected terms listed above.

Expected dividend yield—No routine dividends are currently being paid by Holdings, or are expected to be paid in future periods.

Expected volatility—As Holdings is a non-publicly traded company, the expected volatility is based on the historical volatilities of a group of guideline companies.

Expected term—The Company estimated the expected term by considering the historical exercise and termination behavior of employees that participated in the Company's previous equity plans, the vesting conditions of options granted under the stock plan, as well as the impact of limited liquidity for common stock of a non-publicly traded company.

Fair value of stock—The Company relied in part upon a third-party valuation firm in determining the fair value of Holdings stock. All key assumptions and valuations were determined by and are the responsibility of management.

A summary of Holdings stock option activity for the year ended December 31, 2010 is as follows (options in millions):

	2010
	Options	Weighted- Average Exercise Price	Remaining Contractual Term
Outstanding as of January 1	67.1	$5
Granted(a)	47.0	$3
Cancelled / Forfeited(a)	(44.1)	$5

Outstanding as of December 31	70.0	$3	7 years

Options exercisable as of December 31	11.7	$3	7 years

(a)	The number of options granted and cancelled/forfeited includes performance based options cancelled and reissued in connection with the stock plan modifications discussed above.

Restricted Stock Awards and Restricted Stock Units

Restricted stock awards were granted under the stock plan during 2010, 2009 and 2008. Grants were made as incentive awards. The restrictions on the awards granted subsequent to the modifications described above will lapse upon a qualified public offering, a change in control or certain employment termination or liquidity events. As such, the Company is not recognizing expense on awards granted subsequent to the modifications described above. The Company is continuing to recognize expense on the restricted stock awards granted prior to the modifications described above based on the original grant date fair value amortized over the remaining original vesting schedule. As of December 31, 2010 there was approximately $25 million of total unrecognized compensation expense, net of estimated forfeitures, related to restricted stock. Approximately $2 million will be recognized over a weighted-average period of approximately 2.4 years while approximately $23 million will only be recognized upon certain liquidity events or certain termination events. During 2010, 2009, and 2008, the Company paid $2.5 million, $0.2 million, and $0.1 million, respectively, to repurchase stock awards from employees that terminated employment with the Company.

A summary of Holdings restricted stock award and restricted stock unit activity for the year ended December 31, 2010 is as follows (awards/units in millions):

	2010 Awards/Units	Weighted- Average Grant-Date Fair Value
Non-vested as of January 1	1.5	$5
Granted	8.1	$3
Cancelled / Forfeited	(1.2)	$4

Non-vested as of December 31	8.4	$3